Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 1,141,413	$ 2,183,441	$ 502,490
Accounts receivable	273,895	251,535	260,785
Interest receivable	197,021	184,869	176,365
Investments	2,410	2,410	2,410
Current maturities of mortgage loans receivable, net of allowance for loan losses of $78,608, 172,481 and $88,113 deferred origination fees of $60,583 ,$21,283 and $28,956 at June 30, 2019, December 31, 2018 and 2017, respectively	987,922	2,241,557	1,373,463
Current maturities of bond portfolio, at fair value	236,000	167,000	139,000
Prepaid expenses	13,675	7,166	2,598
Total current assets	2,852,336	5,037,978	2,457,111
Mortgage Loans Receivable, net of current maturities, allowance of $1,541,599, $1,499,522 and $1,340,042 deferred origination fess of $251,330, $250,630 and $256,578 at June 30, 2019, December 31, 2018 and 2017, respectively	20,311,295	19,422,182	21,071,635
Bond Portfolio, at fair value, net of current maturities	15,864,937	15,222,807	14,090,755
Real Estate Held for Sale	327,925	340,659	225,872
Total Assets	39,356,493	40,023,626	37,845,373
Current Liabilities
Current maturities of secured investor certificates	3,269,000	4,105,000	4,116,000
Accounts payable	203,825	604,876	56,847
Line of credit	2,000,000
Dividends payable	100,667	142,613	117,446
Total current liabilities	5,573,492	4,852,489	4,290,293
Secured Investor Certificates, Series B, net of current maturities	6,649,000	8,880,000	8,825,000
Secured Investor Certificates, Series C, net of current maturities	6,236,000	5,659,000	6,148,000
Secured Investor Certificates, Series D, net of current maturities	7,864,000	7,956,000	8,234,000
Secured Investor Certificates, Series E	3,344,000	2,786,000
(Less) Deferred Offering Costs, net of accumulated amortization of $901,008, $1,059,702 and $1,222,243 at June 30, 2019, December 31, 2018 and 2017, respectively	859,520	886,411	839,377
Total liabilities	28,806,972	29,247,078	26,657,916
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,677,798 shares at March 31, 2019 and December 31, 2018, respectively	16,778	16,778	16,778
Additional paid-in capital	19,113,458	19,113,458	19,113,458
Accumulated deficit	(8,580,715)	(8,353,688)	(7,942,779)
Total stockholders' equity	10,549,521	10,776,548	11,187,457
Total Liabilities and Stockholders' Equity	$ 39,356,493	$ 40,023,626	$ 37,845,373